Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 48,330	£ 48,609
Preference shares - equity	(2,565)	(2,565)
Other equity instruments	(4,058)	(4,582)
Shareholders' equity (excluding non-controlling interests)	41,707	41,462
Regulatory adjustments and deductions
Own credit	(90)	(304)
Defined benefit pension fund adjustment	(287)	(208)
Cash flow hedging reserve	(227)	(1,030)
Deferred tax assets	(849)	(906)
Prudential valuation adjustments	(496)	(532)
Goodwill and other intangible assets	(6,543)	(6,480)
Expected losses less impairments	(1,286)	(1,371)
Other regulatory adjustments	28	(8)
Total regulatory adjustments and deductions	(9,750)	(10,839)
CET1 capital	31,957	30,623
Additional Tier 1 (AT1) capital
Eligible AT1	4,041	4,041
Qualifying instruments and related share premium subject to phase out	3,416	5,416
Qualifying instruments issued by subsidiaries and held by third parties	140	339
AT1 capital	7,597	9,796
Tier 1 capital	39,554	40,419
Qualifying Tier 2 capital
Qualifying instruments and related share premium	6,501	7,066
Qualifying instruments issued by subsidiaries and held by third parties	1,876	4,818
Tier 2 capital	8,377	11,884
Total regulatory capital	£ 47,931	£ 52,303
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.50%